Taxation - Composition of income tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Taxation
Current income tax expenses	¥ 122,451		¥ 102,715	¥ 48,081
Withholding income tax expenses	18,189		14,066	18,754
Deferred tax benefits	(36,495)	$ (5,291)	(21,492)	(13,466)
Total	¥ 104,145	$ 15,100	¥ 95,289	¥ 53,369